GENERAL INFORMATION	12 Months Ended
Dec. 31, 2023
GENERAL INFORMATION
GENERAL INFORMATION

NOTE 1 — GENERAL INFORMATION

Gerdau S.A. is a publicly traded corporation (sociedade anônima) with its corporate domicile in the city of São Paulo, Brazil. Gerdau S.A and subsidiaries (collectively referred to as the “Company”) is a leading producer of long steel in the Americas and one of the largest suppliers of special steel in the world. In Brazil, the Company also produces flat steel and iron ore, activities which expanded the product mix and made its operations even more competitive. The Company believes it is the largest recycler in Latin America and around the world it transforms each year millions of tonnes of scrap into steel, reinforcing its commitment to sustainable development of the regions where it operates. Gerdau is listed on the São Paulo and New York stock exchanges.

The Consolidated Financial Statements of Gerdau S.A and subsidiaries were approved by the Board of Directors on March 28, 2024.

Subsequent Event

On February 15, 2024, the request submitted by Gerdau S.A. to the Latin American Stock Market (“Latibex”), the Madrid Stock Exchange devoted to Latin American companies traded in Euros, for the cancellation of the registration of XGGB shares was granted and, since then, its shares are no longer listed in this trading environment.